Income Taxes (Details) - Schedule of deferred income tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Deferred Income Tax Assets [Abstract]
Net operating losses carry forward	$ 1,194,054	$ 859,455	$ 645,345
Cutoff adjustments	44,395	47,704
Gross deferred tax assets	1,238,449	907,159	645,345
Less: valuation allowance	(1,238,449)	(907,159)	(645,345)
Net deferred tax assets